Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Federal Home Loan Mortgage Corporation
1551 Park Run Drive
McLean, Virginia 22102

Independent Accountants' Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Federal Home Loan Mortgage Corporation ("Freddie Mac" or the "Company") and Merrill Lynch, Pierce, Fenner & Smith Incorporated and Citigroup Global Markets Inc. (collectively, the "Other Specified Parties" and, together with Freddie Mac, the "Specified Parties"), relating to the proposed offering of certain classes of Banc of America Merrill Lynch Commercial Mortgage Inc. Multifamily Mortgage Pass-Through Certificates, Series 2017-K70 and Freddie Mac Structured Pass-Through Certificates, Series K-070.

The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.   The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in "The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities."

Procedures and Findings

On November 17, 2017, representatives of Freddie Mac provided us with a computer generated mortgage loan data file and related record layout (the "Data File") containing 74 mortgage loans that are secured by 74 mortgaged properties (the "Mortgage Assets").

From October 16, 2017 through November 17, 2017, representatives of Freddie Mac provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Mortgage Assets.

Member of Deloitte Touche Tohmatsu Limited

2

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (the "Characteristics" as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) the existence or ownership of the Mortgage Assets or (iii) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs.  Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not to be distributed, circulated, quoted or otherwise referred to for any other purpose, nor is it to be filed with or referred to in whole or in part in any other document.

Yours truly,

/s/ Deloitte & Touche LLP

November 21, 2017

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of Freddie Mac, with respect to each of the Mortgage Assets (the "Source Documents"):

Promissory note, consolidated, amended and restated promissory note and/or loan modification (collectively, the "Note");

Loan agreement, multifamily loan and security agreement and/or amendment to multifamily loan and security agreement and other loan documents (collectively, the "Loan Agreement");

Mortgage, deed of trust, indemnity deed of trust and/or security instrument (collectively, the "DOT");

Closing statement (the "Closing Statement");

Escrow agreement and/or list of escrows held (collectively, the "Escrow Agreement");

Letter of credit (the "Letter of Credit");

Servicing report, record and/or provided electronic file (collectively, the "Servicing Report");

Commitment letter, exhibit A and/or ERLA (collectively, the "Commitment");

Guaranty agreements and/or exceptions to non-recourse agreement (collectively, the "Guaranty");

Title policy or pro-forma title policy (collectively, the "Title Policy");

Ground lease and/or ground lease estoppel (collectively, the "Ground Lease");

Real estate property appraisal report (the "Appraisal Report");

United States Postal Service website – www.usps.com (the "USPS");

Zoning report or zoning summary (collectively, the "Zoning Report");

Property condition report (the "Engineering Report");

Phase I environmental report (the "Phase I Report");

Phase II environmental report (the "Phase II Report");

Seismic report or zoning map (collectively, the "Seismic Report");

Final investment brief, underwriter's summary report and/or financial update (collectively, the "Investment Brief");

Asset Summary of Mortgage Loan (the "ASR");

Borrower rent roll (the "Rent Roll");

Commercial lease (the "Commercial Lease");

Property insurance certificate, environment insurance certificate, Form 1113 and/or MICT screenshot (collectively, the "Proof of Insurance");

Secondary financing document, subordinate promissory note and/or subordinate loan agreement (collectively, the "Secondary Financing Document");

Property management agreement or assignment of management agreement (collectively, the "Management Agreement");

Cash management agreement, lockbox agreements and/or legal summary (collectively, the "Cash Management Agreement");

Form 1115 (the "Form 1115");

Non-consolidation opinion (the "Non-Consolidation Opinion");

Cross-collateralization agreement (the "Cross-Collateralization Agreement");

Trustee bid letter (the "Trustee Bid"); and

CRA report (the "CRA Report").

*****

	Characteristic	Source Document
1	Freddie Mac Loan Number	Note
2	Seller/Servicer	Note
3	Address (Street)	Appraisal Report, Engineering Report, USPS
4	City	Appraisal Report, Engineering Report, USPS
5	County	Appraisal Report, Engineering Report, USPS
6	State	Appraisal Report, Engineering Report, USPS
7	Zip Code	Engineering Report, Appraisal Report, USPS
8	Property Type	Appraisal Report
9	Property Sub-Type	Appraisal Report
10	Original Principal Balance	Note
11	Cut-off Balance	Refer to calculation procedures below
12	Maturity Balance	Refer to calculation procedures below
13	% of Cut-off Date Pool Balance	Refer to calculation procedures below
14	Note Date	Note
15	Note Rate	Note
16	Rate Type	Note
17	Interest Calculation Method	Note
18	Monthly Debt Service	Refer to calculation procedures below
19	Monthly Debt Service (IO)	Refer to calculation procedures below
20	First Payment Date	Note
21	Maturity Date	Note
22	Payment Date	Note
23	Late Charge Grace Period (# of days)	Note

	Characteristic	Source Document
24	Amortization Type	Note
25	Original Amortization Term	Refer to calculation procedures below
26	Original Loan Term	Refer to calculation procedures below
27	Remaining Amortization	Refer to calculation procedures below
28	Remaining Term	Refer to calculation procedures below
29	Seasoning	Refer to calculation procedures below
30	Interest Only Term	Refer to calculation procedures below
31	Prepay Provision Description	Note, Loan Agreement
32	Partial Defeasance Permitted (Y/N)	Note, Loan Agreement
33	Appraised Value	Appraisal Report
34	Appraised Value Type	Appraisal Report
35	Appraisal Firm	Appraisal Report
36	Appraisal Date	Appraisal Report
37	Year Built	Engineering Report, Appraisal Report
38	Year Renovated	Engineering Report, Appraisal Report
39	Number of Units	Rent Roll, Appraisal Report
40	Low Income Units	CRA Report
41	Very Low Income Units	CRA Report
42	Unit of Measure	Rent Roll, Appraisal Report
43	Cut-off Balance Per Unit	Refer to calculation procedures below
44	# Units - Commercial	Rent Roll, Appraisal Report
45	Elevator (Y/N)	Engineering Report
46	FIRREA Eligible (Y/N)	Appraisal Report
47	Zoning Status	Zoning Report, Appraisal Report
48	Lien Position	Title Policy
49	Fee Simple/Leasehold	Title Policy
50	Ground Lease Rent	Ground Lease
51	Ground Lease Expiration Date	Ground Lease
52	Ground Lease Expiration Date w/ Extensions	Ground Lease
53	LTV at Cut-off	Refer to calculation procedures below
54	LTV at Maturity	Refer to calculation procedures below
55	U/W EGI	Investment Brief/ASR
56	U/W Expenses	Investment Brief/ASR
57	U/W NOI	Investment Brief/ASR
58	Underwritten Annual Reserves	Investment Brief/ASR
59	U/W NCF	Investment Brief/ASR
60	U/W DSCR (NCF)	Refer to calculation procedures below
61	U/W IO DSCR (NCF)	Refer to calculation procedures below
62	Most Recent Period Ending	Investment Brief/ASR
63	Most Recent EGI	Investment Brief/ASR
64	Most Recent Expenses	Investment Brief/ASR
65	Most Recent NOI	Investment Brief/ASR

	Characteristic	Source Document
66	Most Recent NCF	Investment Brief/ASR
67	Most Recent DSCR (NCF)	Refer to calculation procedures below
68	2nd Most Recent Period Ending	Investment Brief/ASR
69	2nd Most Recent EGI	Investment Brief/ASR
70	2nd Most Recent Expenses	Investment Brief/ASR
71	2nd Most Recent NOI	Investment Brief/ASR
72	2nd Most Recent NCF	Investment Brief/ASR
73	2nd Most Recent DSCR (NCF)	Refer to calculation procedures below
74	3rd Most Recent Period Ending	Investment Brief/ASR
75	3rd Most Recent EGI	Investment Brief/ASR
76	3rd Most Recent Expenses	Investment Brief/ASR
77	3rd Most Recent NOI	Investment Brief/ASR
78	3rd Most Recent NCF	Investment Brief/ASR
79	3rd Most Recent DSCR (NCF)	Refer to calculation procedures below
80	Occupancy Rate	Rent Roll/Appraisal Report1
81	Occupancy as of Date	Rent Roll
82	Monthly Rent per Unit	Refer to calculation procedures below
83	Tenant Concentration Type	Investment Brief
84	% of Tenant Concentration	Investment Brief
85	Condo Ownership (% or N/A)	Loan Agreement
86	Amount Sq. Ft - Commercial	Appraisal Report, Commercial Lease
87	% of NRI from Commercial Rental Income	Refer to calculation procedures below
88	Environmental Firm	Phase I Report
89	Phase I Environmental Report Date	Phase I Report
90	Phase II Recommended (Y/N)	Phase I Report
91	Phase II Performed (Y/N)	Phase II Report
92	Phase II Environmental Report Date	Phase II Report
93	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Report, Phase II Report
94	Engineering Firm	Engineering Report
95	Engineering Report Date	Engineering Report
96	Immediate Repairs Cost Estimate	Engineering Report
97	Replacement Reserves Cost Estimate per Year	Engineering Report
98	Seismic Firm	Seismic Report
99	Seismic Report Date	Seismic Report
100	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report
101	PML Report Required (Y/N)	Engineering Report, Investment Brief
102	PML (%)	Seismic Report
103	Green Advantage	Investment Brief

1 With respect to those Mortage Assets where the Number of Units indicated on the Rent Roll is less than the Number of Units indicated on the Appraisal Report, we were instructed by representatives of Freddie Mac that the units omitted from the Rent Roll represent model units and to classify them as occupied.

	Characteristic	Source Document
104	Tax Escrow - Current Balance ($ or N/A)	Servicing Report
105	Tax Escrow - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report
106	Tax Escrow - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report
107	Insurance Escrow - Current Balance ($ or N/A)	Servicing Report
108	Insurance Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Closing Statement
109	Insurance Reserve - Contractual Payment	Escrow Agreement, Servicing Report
110	Engineering Reserve - Current Balance ($ or N/A)	Servicing Report
111	Engineering Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
112	Engineering Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
113	Replacement Reserve - Current Balance ($ or N/A)	Servicing Report
114	Replacement Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
115	Replacement Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
116	Replacement Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
117	Other Reserve - Current Balance ($ or N/A)	Servicing Report
118	Other Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
119	Other Reserve Description	Escrow Agreement, Servicing Report, Loan Agreement
120	Other Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
121	Other Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
122	Springing Reserve 1 Name	Loan Agreement, Escrow Agreement
123	Springing Reserve 1 Amount ($ or N/A)	Loan Agreement, Escrow Agreement
124	Springing Reserve 1 Description	Loan Agreement, Escrow Agreement
125	Springing Reserve 2 Name	Loan Agreement, Escrow Agreement
126	Springing Reserve 2 Amount ($ or N/A)	Loan Agreement, Escrow Agreement
127	Springing Reserve 2 Description	Loan Agreement, Escrow Agreement
128	Letter of Credit Amount	Letter of Credit, Loan Agreement
129	Letter of Credit Description	Letter of Credit, Loan Agreement
130	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Escrow Agreement
131	Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Escrow Agreement
132	Environmental Insurance (Y/N)	Proof of Insurance
133	Flood Insurance (Y/N)	Proof of Insurance
134	Windstorm Insurance (Y or N)	Proof of Insurance
135	Earthquake Insurance In Place (Y/N)	Proof of Insurance
136	Terrorism Insurance (Y/N)	Proof of Insurance
137	Property Insurance Coverage (Y/N)	Proof of Insurance
138	Liability Insurance Coverage (Y/N)	Proof of Insurance
139	Cash Management (Description or N/A)	Cash Management Agreement
140	Lockbox (Y/N)	Cash Management Agreement
141	Existing Financing In Place (Y/N)	Secondary Financing Document, Loan Agreement

	Characteristic	Source Document
142	Existing Financing Amount	Secondary Financing Document, Loan Agreement, Investment Brief
143	Existing Financing Description	Secondary Financing Document, Loan Agreement
144	CDCR (combined DCR)	N/A –No procedures performed
145	CLTV (combined LTV)	Refer to calculation procedures below
146	Future Mezzanine Debt (Y/N)	Loan Agreement
147	Future Secondary Financing (Y/N)	Loan Agreement
148	Future Secondary Financing Description	Loan Agreement
149	Substitution Permitted (Y/N)	Loan Agreement, DOT
150	Number of Properties per Loan	Loan Agreement, Appraisal Report
151	Multiproperty Collateral Release Price ($ or N/A)	Loan Agreement, DOT
152	Cross Collateralized and Cross Defaulted	Loan Agreement, DOT
153	Crossed Collateral Release (Y or N or N/A)	Loan Agreement, Cross-Collateralization Agreement
154	Crossed Collateral Release Provisions (Description or N/A)	Loan Agreement, Cross-Collateralization Agreement
155	Loan Purpose	Loan Agreement, Closing Statement
156	Borrowing Entity	Note, Loan Agreement
157	Entity Type	Note, Loan Agreement
158	State of Organization	Note, Loan Agreement
159	Affiliated Borrower Loans	Guaranty
160	Borrower Type	Loan Agreement, DOT
161	Tenants In Common (Y/N)	Loan Agreement
162	Delaware Statutory Trust (Y/N)	Loan Agreement, DOT
163	Independent Director (Y/N)	Loan Agreement
164	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
165	Assumption Fee	Loan Agreement
166	Recourse(Y/N)	Note, Guaranty
167	Recourse Description	Note, Guaranty
168	Bad Boy Indemnitor / Guarantor	Guaranty
169	Environmental Indemnitor (Name or N/A)	Note, Guaranty, Loan Agreement
170	Environmental Carveout (Y/N)	Note, Guaranty, Loan Agreement
171	Fraud Carveout (Y/N)	Note, Guaranty
172	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Note, Guaranty
173	Voluntary Bankruptcy Carveout (Y/N)	Note, Guaranty
174	Waste Carveout (Y/N)	Note, Guaranty
175	Borrower Or Principal Prior Bankruptcy (Y/N)	Form 1115
176	Management Company	Management Agreement
177	Cut-off Date	None - provided by Freddie Mac
178	Primary Servicing Fee	Commitment
179	Master Servicing Fee	None - provided by Freddie Mac
180	Trustee Fee	Trustee Bid
181	Master Servicer Surveillance Fee	None - provided by Freddie Mac

	Characteristic	Source Document
182	Special Servicer Surveillance Fee	Refer to calculation procedures below
183	Administration Fee	Refer to calculation procedures below
184	Net Mortgage Rate	Refer to calculation procedures below

With respect to Characteristic 11, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Balance using the First Payment Date, the Original Principal Balance, the Interest Calculation Method, the Monthly Debt Service, the Note Rate, the Interest Only Term and the Cut-off Date. At the request of representatives of Freddie Mac, Cut-off Balance differences of one dollar or less were deemed to be "in agreement" for purposes of this report.

With respect to Characteristic 12, assuming, at your request, no prepayments of principal, we recomputed the Maturity Balance using the First Payment Date, the Monthly Debt Service, the Original Principal Balance, the Interest Calculation Method, the Note Rate, the Interest Only Term and the Maturity Date. At the request of representatives of Freddie Mac, Maturity Balance differences of one dollar or less were deemed to be "in agreement" for purposes of this report.

With respect to Characteristic 13, we recomputed the % of Cut-off Date Pool Balance by dividing the (i) Cut-off Balance by (ii) sum of each of the Mortgage Assets' Cut-off Balance.

With respect to Characteristic 18, (i) for those Mortgage Assets with an Amortization Type of "Interest Only," we compared the Monthly Debt Service to the Monthly Debt Service (IO) and (ii) for those Mortgage Assets with an Amortization Type of "Partial IO" or "Balloon," we compared the Monthly Debt Service to the corresponding information set forth on the Note.

With respect to Characteristic 19, we recomputed the Monthly Debt Service (IO) as one twelfth of the product of (i) the Original Principal Balance, (ii) the Note Rate and (iii) a fraction equal to 365/360.  This procedure was not performed for those Mortgage Assets with an Amortization Type of "Balloon."

With respect to Characteristic 25, we recomputed the Original Amortization Term using the Original Principal Balance, the Monthly Debt Service and the Note Rate and a 30/360 Interest Calculation Method.  This procedure was not performed for those Mortgage Assets with an Amortization Type of "Interest Only."

With respect to Characteristic 26, we recomputed the Original Loan Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 27, we recomputed the Remaining Amortization by subtracting the (i) Seasoning from (ii) Original Amortization Term.  With respect to those Mortgage Assets with an Amortization Type of "Partial IO," for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the Interest Only Term.  This procedure was not performed for those Mortgage Assets with an Amortization Type of "Interest Only."

With respect to Characteristic 28, we recomputed the Remaining Term by subtracting the (i) Seasoning from (ii) Original Loan Term.

With respect to Characteristic 29, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 30, (i) for those Mortgage Assets with an Amortization Type of "Partial IO," we recomputed the Interest Only Term by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the first principal and interest installment due date (as set forth on the Note) and (ii) for those Mortgage Assets with an Amortization Type of "Interest Only," we compared the Interest Only Term to the Original Loan Term.  This procedure was not performed for those Mortgage Assets with an Amortization Type of "Balloon."

With respect to Characteristic 43, we recomputed the Cut-off Balance Per Unit by dividing the (i) Cut-off Balance by (ii) Number of Units. With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Cut-off Balance and the aggregate Number of Units of the related cross collateralized Mortgage Assets.

With respect to Characteristic 53, we recomputed the LTV at Cut-off by dividing the (i) Cut-off Balance by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 54, we recomputed the LTV at Maturity by dividing the (i) Maturity Balance by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 60, we recomputed the U/W DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 61, we recomputed the U/W IO DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service (IO).  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with an Amortization Type of "Balloon."

With respect to Characteristic 67, we recomputed the Most Recent DSCR (NCF) by dividing the (i) Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 73, we recomputed the 2nd Most Recent DSCR (NCF) by dividing the (i) 2nd Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.

With respect to Characteristic 79, we recomputed the 3rd Most Recent DSCR (NCF) by dividing the (i) 3rd Most Recent NCF by (ii) annualized Monthly Debt Service.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by their respective Cut-off Balance.

With respect to Characteristic 82, we recomputed the Monthly Rent per Unit by dividing the (i) aggregate gross potential rent (as set forth on or derived from the Rent Roll) by (ii) Number of Units.  At the request of representatives of Freddie Mac, Monthly Rent per Unit differences of one dollar or less were deemed to be "in agreement" for purposes of this report.

With respect to Characteristic 87, we recomputed the % of NRI from Commercial Rental Income by dividing the (i) Freddie Mac proforma commercial income (as set forth on the Investment Brief or ASR) by (ii) sum of the (a) Freddie Mac proforma commercial income (as set forth on the Investment Brief or ASR) and (b) gross potential rent – residential (as set forth on the Investment Brief or ASR).  This procedure was not performed for those Mortgage Assets with an Amount Sq. Ft – Commercial of "N/A."

With respect to Characteristic 145, we recomputed the CLTV (combined LTV) by dividing the (i) sum of the (a) Cut-off Balance and (b) aggregate Existing Financing Amount by (ii) Appraised Value.  With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this characteristic was calculated as the weighted average quotient referred to in the previous sentence, for each related Mortgage Asset in such crossed loan group, weighted by the respective Cut-off Balance.  This procedure was not performed for those Mortgage Assets with an Existing Financing Amount of "N/A."

With respect to Characteristic 182, we recomputed the Special Servicer Surveillance Fee as (i) $125,000 (as stipulated by representatives of Freddie Mac) divided by (ii) the sum of each of the Mortgage Assets' Cut-off Balance, rounded upwards to the nearest 0.00001% (as stipulated by representatives of Freddie Mac).

With respect to Characteristic 183, we recomputed the Administration Fee as the sum of the (i) Primary Servicing Fee, (ii) Master Servicing Fee, (iii) Trustee Fee, (iv) Master Servicer Surveillance Fee and (v) Special Servicer Surveillance Fee.

With respect to Characteristic 184, we recomputed the Net Mortgage Rate by subtracting the (i) Administration Fee from (ii) Note Rate.